RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
International Operations & Services (USA), Other Receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	[1]	$ 5.1	$ 5.6
Dufry International AG, Other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties		0.4	3.3
International Operations & Services (UY) SA, Other Receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	[1]	0.0	0.1
International Operations & Services (CH) AG, Other Receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	[1]	0.0	0.4
Hudson RPM, other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	[2]	0.0	1.0
Hudson News Distributors, other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	[2]	0.1	0.0
Nuance Group (Chicago) LLC, Other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	[3]	0.0	0.2
Dufry International AG, Loans payable, long-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		453.0	445.0
Dufry Financial Services B.V., Loans payable, long-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		50.1	47.7
Dufry Financial Services B.V., Loans payable, short-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		45.9	51.4
International Operation & Services (UY) SA, trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	[1]	45.7	28.9
Dufry International AG, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		6.5	0.3
Dufry Management AG, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.9	0.2
Dufry AG, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.4	1.1
World Duty Free Group UK Ltd, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	[1]	0.3	0.2
Dufry Financial Services B.V., Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.5	0.1
Hudson RPM, trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	[2]	$ 0.1	$ 1.5

[1]	Transactions with subsidiaries of Dufry.
[2]	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.
[3]	Transactions with associated companies.